Related Party Transactions - Summary of Transactions with Related Parties Who are Not Members of the Group (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Paragon Partners Company Limited
Related party transactions [line items]
Property lease payments	$ 30,549	$ 28,676
Zapp Manufacturing Thailand Company Limited
Related party transactions [line items]
Sales of assets to the group	18,186
Amounts owed by related parties		21,021
Executive officers
Related party transactions [line items]
Purchase of assets from the group	$ 1,423
Amounts owed by related parties		38,590
Amounts owed to related parties		$ 340